Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 6,141,432		$ 5,050,239	$ 4,761,518
EL %	0.13%		0.14%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 8,114		$ 7,279	6,037
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 5,855,025		$ 4,872,623
EL %	0.07%		0.10%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,011		$ 4,679	4,434
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 271,707		$ 130,743
EL %	0.11%		0.33%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 304		$ 426	399
Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 14,700		$ 46,873
EL %	25.84%		4.64%
Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,799		$ 2,174
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 5,207,241		$ 4,043,007
EL %	0.13%		0.13%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 6,681	$ 6,699	$ 5,431	3,981	$ 3,000	$ 783
Receivable purchase program [member] | Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 5,177,081		$ 4,017,931
EL %	0.06%		0.08%
Receivable purchase program [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,868	3,243	$ 3,187	2,696	2,360	783
Receivable purchase program [member] | Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 23,559		$ 17,516
EL %	0.06%		0.41%
Receivable purchase program [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 14	64	$ 72	82	611	0
Receivable purchase program [member] | Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 6,601		$ 7,560
EL %	57.55%		28.73%
Receivable purchase program [member] | Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,799		$ 2,172
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 934,191		$ 1,007,232	1,041,076
EL %	0.15%		0.18%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,433	1,643	$ 1,848	2,056	1,958	2,520
Multi-family residential loans and other [member] | Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 677,944		$ 854,692
EL %	0.17%		0.17%
Multi-family residential loans and other [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,143	1,361	$ 1,493	1,738	1,400	2,213
Multi-family residential loans and other [member] | Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 248,148		$ 113,227
EL %	0.12%		0.31%
Multi-family residential loans and other [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 290	$ 281	$ 354	$ 317	$ 557	$ 306
Multi-family residential loans and other [member] | Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 8,099		$ 39,313
EL %	0.00%		0.00%
Multi-family residential loans and other [member] | Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0		$ 1